Revenues and Other Income (Details) - Schedule of Invoiced Spirits Products Sold to the External Customers Less Discounts, Returns, and Surcharges - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Invoiced Spirits Products Sold to the External Customers Less Discounts, Returns, and Surcharges [Abstract]
Revenues	$ 12,911,612	$ 11,915,725	$ 21,124,455	$ 18,092,018	$ 17,204,693
Sales rebates	(1,559,101)	(1,772,112)	(2,953,959)	(2,146,600)	(2,012,827)
Revenue gross	11,352,511	10,143,613	18,170,496	15,945,418	15,191,866
Other income			30,698	40,775	44,763
Total	$ 11,366,613	$ 10,157,495	$ 18,201,194	$ 15,986,193	$ 15,236,629